Income Taxes - Summary of Provision for Income Taxes (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current
Current taxes on profits for the year	CAD 1,014	CAD 551
Adjustments for current taxes of prior periods	(15)	(14)
Total current taxes	999	537
Deferred
Origination and reversal of temporary differences	444	42
Adjustments to deferred taxes of prior periods	23	(2)
Tax losses not recognized (recognition of previously unrecognized losses)	(9)	(10)
Effect due to tax legislative changes	(19)	20
Total deferred taxes	439	50
Provision for income taxes	CAD 1,438	CAD 587